Biological assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about biological assets [line items]
Opening balance	R$ 2,401
total balance	5,942	R$ 2,401
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	1,385
Expenditures with plantation	81,080	98,314
Expenditures with tilling
Lease contract Partnership IV
Fair value variation (a) (Note 18)	54,892	4,302
Harvest of agricultural produce	(136,396)	(101,231)
Effect of conversion	1,242
total balance	2,203	1,385
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	36,875	22,285
Expenditures with plantation
Expenditures with tilling	130,197	63,513
Lease contract Partnership IV		17,479
Fair value variation (a) (Note 18)	43,952	11,532
Harvest of agricultural produce	(151,234)	(77,934)
Effect of conversion
total balance	R$ 59,790	R$ 36,875